Expenses - Disclosure of Expenses (Detail) - AUD ($)		12 Months Ended
		Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Breakdown of expenses by nature
Research and development	[1]	$ 25,337,538	$ 12,020,714	$ 15,572,040
Employee benefits expenses		4,966,304	3,856,038	3,903,194
Amortisation of Intellectual property		1,814,199	1,866,067	1,930,376
Employee share-based payment expenses		1,486,841	1,702,159	1,724,282
Intellectual property management		814,133	759,041	2,386,424
Auditor's remuneration		561,485	289,202	282,580
Depreciation		249,276	204,049	149,263
Other administrative expenses		3,321,923	2,821,615	2,863,141
Total Research & Development and Corporate & administrative expenses		$ 38,551,699	$ 23,518,885	$ 28,811,300

[1]	Research and development expense consists of expenditure incurred with third party vendors mainly related to contract research and contract manufacturing activities.